Subsequent Events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
23. Subsequent events
The Group has evaluated subsequent events through September 17, 2024, which is the date the Semi-Annual Condensed Consolidated Financial Statements were authorized for issuance, and there were no events to report.